Other Long-Term Liabilities	12 Months Ended
Apr. 27, 2019
Other Long-Term Liabilities
5.	Other Long-Term Liabilities
Other long-term liabilities consist primarily of deferred rent, long-term insurance liabilities, asset retirement obligations and tax liabilities and reserves. The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is classified as deferred rent. Other long-term liabilities also include store closing expenses, long-term deferred revenues and a health care and life insurance plan for certain retired employees. The Company had the following other long-term liabilities at April 27, 2019 and April 28, 2018:

	April 27, 2019	April 28, 2018
Deferred rent	$52,707	$50,720
Insurance liabilities	12,615	12,589
Asset retirement obligations	12,949	11,629
Tax liabilities and reserves	3,406	5,124
Other	2,849	4,209
Total other long-term liabilities	$84,526	$84,271